PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of:	June 30, 2023	December 31, 2022
Facility	$576,309	$576,309
Equipment	415,405	404,789
Computer equipment	13,841	10,776
Less: accumulated depreciation	(57,232)	(3,492)
Property and equipment, net	$948,323	$988,382

Depreciation expense related to property and equipment amounted to $53,611 for the six months ended June 30, 2023 (and depreciation expense of $1,098 for the six months ended June 30, 2022).

6.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of:	December 31, 2022	December 31, 2021
Facility	$576,309	$-
Equipment	404,789	-
Computer equipment	10,776	10,962
Less: accumulated depreciation	(3,492)	(1,367)
Property and equipment, net	$988,382	$9,595

Depreciation expense related to property and equipment amounted to $2,182 (2021 - $1,367) for the year ended December 31, 2022.

The Company used its greenhouses in Olympia, Washington in a limited capacity during the year ended December 31, 2022, but they were not ready for full-scale production until approximately December 31, 2022. As such, the Company reclassified the facility from construction-in-progress to property and equipment as of December 31, 2022, but did not recognize any depreciation expense related to the facility during the year ended December 31, 2022, and period ended December 31, 2021.